Shareholders' Equity (Options To Non-Employees Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options for non-employees	$ 1,430
Period of recognition for unrecognized compensation expense related to non-vested stock options for non-employees	3 years 1 month 10 days
Non-employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable rate	6.25%
Exercisable rate, frequency of rate application	every three months
Unrecognized compensation expense related to non-vested stock options for non-employees	$ 227
Period of recognition for unrecognized compensation expense related to non-vested stock options for non-employees	3 years 4 months 24 days